EQUITY ACCOUNTED INVESTMENTS - Gross Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 2,935	$ 2,751
Non-current assets	16,163	18,431
Total assets	19,098	21,182
Current liabilities	4,810	4,828
Non-current liabilities	11,653	11,594
Total liabilities	16,463	16,422
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	113	417
Non-current assets	547	629
Total assets	660	1,046
Current liabilities	368	339
Non-current liabilities	171	282
Total liabilities	539	621
Total net assets	$ 121	$ 425